Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

	At December 31,
	2017	2018	2019
	(in thousands)
Cash at banks	$2,039	$4,577	$2,591
Cash equivalents	909	7,509	11,507
Cash and cash equivalents	$2,948	$12,086	$14,098

Cash at banks earns no interest. Cash equivalents in money market funds and term deposits are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. The fair value of cash and cash equivalents is equal to book value. Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2017	2018	2019
	(in thousands)
U.S. dollar denominated accounts	$1,343	$4,411	$13,702
Euro denominated accounts	1,503	7,545	301
GBP denominated accounts	30	30	37
SGP denominated accounts	16	53	12
NIS denominated accounts	11	21	19
RMB denominated accounts	21	7	11
Other currencies denominated accounts	24	19	16
Cash and cash equivalents	$2,948	$12,086	$14,098